Bank Loans and Borrowings and Lease Liability - Summary of Detailed Information about Leases Liability (Detail) - BRL (R$) R$ in Thousands	7 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Leases Liability [Line Items]
Leasing		R$ 7,656
Current		4,133
Non-current		R$ 3,523
Boa Vista Servicos S A [member]
Disclosure Of Detailed Information About Leases Liability [Line Items]
Leasing	R$ 8,150		R$ 9,825	R$ 20,278
Current	3,712		3,254
Non-current	4,438		6,571
Boa Vista Servicos S A [member] | Right-of-use assets [member]
Disclosure Of Detailed Information About Leases Liability [Line Items]
Leasing	R$ 1,100		1,561
Lease annual interest rate basis	IGP-M(3) + 5.87%
Annual lease interest rate	5.87%
Boa Vista Servicos S A [member] | Headquarters Office [member]
Disclosure Of Detailed Information About Leases Liability [Line Items]
Leasing	R$ 7,050		R$ 8,264
Lease annual interest rate basis	IGP-M + 3.70%
Annual lease interest rate	3.70%